Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 710	$ 747
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	911	928
Income from equity investments, net of dividends	(83)	(75)
Allowance for equity funds used during construction	(21)	(19)
Deferred income taxes, net	125	185
Net change in pension and post-retirement obligations	(17)	11
Regulated fuel adjustment mechanism	(46)	(16)
Net changes in fair value of derivative instruments	(39)	55
Net change in regulatory assets and liabilities	44	51
Net change in capitalized transportation capacity	(55)	(105)
Impairment charge (note 21)	34	0
Other operating activities, net	35	44
Changes in non-cash working capital (note 29)	(73)	(116)
Net cash provided by operating activities	1,525	1,690
Investing activities
Additions to property, plant and equipment	(2,495)	(2,162)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	(3)	(49)
Proceeds from dispositions (note 4)	875	0
Other investing activities	6	21
Net cash used in investing activities	(1,617)	(2,190)
Financing activities
Change in short-term debt, net	413	99
Proceeds from short-term debt with maturities greater than 90 days	0	129
Repayment of short-term debt with maturities greater than 90 days	0	(390)
Proceeds from long-term debt, net of issuance costs	1,066	1,055
Retirement of long-term debt	(1,103)	(757)
Net borrowings (repayments) under committed credit facilities	(118)	321
Issuance of common stock, net of issuance costs	203	10
Issuance of preferred stock, net of issuance costs (note 27)	0	291
Dividends on common stock	(378)	(346)
Dividends on preferred stock	(45)	(36)
Other financing activities	(24)	(32)
Net cash provided by financing activities	14	344
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(20)	25
Net increase (decrease) in cash, cash equivalents, and restricted cash	(98)	(131)
Cash, cash equivalents, and restricted cash, beginning of year	372	503
Cash, cash equivalents, and restricted cash, end of year	274	372
Cash, cash equivalents, restricted cash and assets held for sale consists of:
Cash, cash equivalents, and restricted cash	$ 372	$ 503